Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Long Term Debt [Table Text Block]
The terms of the line of credit agreements do not restrict the company’s operation and use of the assets.

	June 30, 2015	December 31, 2014
Obligations under borrowing arrangements	$114,871	$94,198
Less: Current portion of long-term debt and other current borrowings	58,217	54,925
Long-term debt	$56,654	$39,273

Long-term debt is comprised of the following:

	December 31, 2014	December 31, 2013
Obligations under borrowing arrangements	$94,198	$77,817
Less: Current portion of long-term debt and other current borrowings	54,925	29,720
Long-term debt	$39,273	$48,097

Schedule of Maturities of Long-term Debt [Table Text Block]	Maturities of long term debt and other current borrowings are as follows as of June 30, 2015:

12 months ending June 30,
2017	$22,706
2018	12,210
2019	7,410
2020	6,785
Thereafter	7,543
Total	$56,654

Maturities of long term debt and other current borrowings are as follows as of December 31, 2014:

Year Ending December 31,
2015	$51,101
2016	11,690
2017	6,538
2018	3,815
2019	2,170
Thereafter	3,379
Total	$78,693

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]	Proceeds from debt and repayments of debt for the six months ended June 30, 2015 and 2014 are as follows:

	2015	2014
Proceeds from debt	$57,462	$55,080
Repayments of debt	$49,093	$37,568

The future minimum lease payments under all capital leases at December 31, 2014 are as follows:

Year Ending December 31,
2015	$3,824
2016	3,621
2017	2,412
2018	1,141
2019	1,366
Thereafter	3,141
Total	$15,505